Income Taxes (Tables)	12 Months Ended
Nov. 30, 2021
Income Tax Disclosure [Abstract]
Schedule Of Provision For Income Taxes
The provision for income taxes is as follows (in thousands):

	Year Ended November 30,
	2021	2020	2019
Current taxes:
U.S. Federal	$322,551	$90,350	$(10,000)
U.S. state and local	70,370	68,261	53,211
Foreign	86,918	75,395	11,026
Total current	479,839	234,006	54,237

Deferred taxes:
U.S. Federal	72,753	52,765	83,197
U.S. state and local	19,502	(1,288)	(73,482)
Foreign	4,635	13,190	(3,324)
Total deferred	96,890	64,667	6,391

Recognition of accumulated other comprehensive income lodged taxes	—	—	(544,583)

Total income tax provision (benefit)	$576,729	$298,673	$(483,955)

Schedule of Income before Income Tax, U.S. and non-U.S.
The following table presents the U.S. and non-U.S. components of income before income taxes (in thousands):

	Year Ended November 30,
	2021	2020	2019

U.S.	$1,970,625	$813,305	$495,566
Non-U.S. (1)	283,480	253,778	(16,958)
Income before income taxes	$2,254,105	$1,067,083	$478,608

(1)     For purposes of this table, non-U.S. income is defined as income generated from operations located outside the U.S.

Schedule Of Reconciliation Of Expected Statutory Federal Income Tax To Actual Income Tax Provision (Benefit)
Income tax expense differed from the amounts computed by applying the U.S. Federal statutory income tax rate of 21% for the years ended November 30, 2021, 2020 and 2019 to income before income taxes as a result of the following (dollars in thousands):

	Year Ended November 30,
	2021		2020		2019
	Amount	Percent	Amount	Percent	Amount	Percent

Computed expected federal income tax	$473,362	21.0%	$224,087	21.0%	$100,508	21.0%
Increase (decrease) in income taxes resulting from:
State and local income taxes, net of federal income tax benefit	96,884	4.3	45,457	4.3	25,648	5.4
Recognition of accumulated other comprehensive income lodged taxes	—	—	—	—	(544,583)	(113.8)
International operations (including foreign rate differential)	18,073	0.8	13,155	1.2	4,518	0.9
Decrease in valuation allowance	(4,036)	(0.2)	(2,561)	(0.2)	(19,993)	(4.2)
Non-deductible executive compensation	20,359	0.9	12,814	1.2	7,444	1.6
Foreign tax credits	(13,963)	(0.6)	(8,654)	(0.8)	(5,012)	(1.0)
Transition tax on foreign earnings related to the Tax Act	—	—	—	—	(6,708)	(1.4)
Base erosion and anti-abuse tax (BEAT)	—	—	—	—	(10,000)	(2.1)
Change in unrecognized tax benefits related to prior years	(27,374)	(1.2)	(4,522)	(0.5)	(20,512)	(4.3)
Interest on unrecognized tax benefits	8,651	0.4	15,600	1.5	3,568	0.7
Spectrum Brands distribution	—	—	—	—	11,996	2.5
Acquisition of HomeFed	—	—	—	—	(36,779)	(7.7)
Other, net	4,773	0.2	3,297	0.3	5,950	1.3
Actual income tax provision	$576,729	25.6%	$298,673	28.0%	$(483,955)	(101.1)%

Schedule Of Reconciliation Of Unrecognized Tax Benefits
The following table presents a reconciliation of gross unrecognized tax benefits (in thousands):

	Year Ended November 30,
	2021	2020	2019

Balance at beginning of period	$314,347	$260,138	$197,320
Increases based on tax positions related to the current period	50,079	41,114	42,306
Increases based on tax positions related to prior periods	3,490	22,328	33,007
Decreases based on tax positions related to prior periods	(24,180)	(8,966)	(11,006)
Decreases related to settlements with taxing authorities	(4,700)	(267)	(1,489)
Balance at end of period	$339,036	$314,347	$260,138

Schedule of Tax Years Subject to Examination
The table below summarizes the earliest tax years that remain subject to examination in the major tax jurisdictions in which we operate:

Jurisdiction	Tax Year
United States	2018
New York State	2001
New York City	2006
United Kingdom	2020
Hong Kong	2015

Schedule Of Principal Components Of Deferred Taxes
The principal components of deferred taxes are as follows (in thousands):

	November 30,
	2021	2020
Deferred tax asset:
Operating lease liabilities	$135,862	$145,617
Compensation and benefits	187,818	274,342
Investments in associated companies	35,358	36,345
Long-term debt	65,037	42,423
Other	178,451	179,133
	602,526	677,860
Valuation allowance	(11,922)	(15,958)
	590,604	661,902
Deferred tax liability:
Amortization of intangible assets	(62,123)	(65,683)
Operating lease right-of-use asset	(126,150)	(138,708)
Other	(74,784)	(63,824)
	(263,057)	(268,215)
Net deferred tax asset	$327,547	$393,687